UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Limited Partners	Redemption-Exchange Units held by Brookfield Asset Management Inc.	Capital Limited Partners	Capital Redemption-Exchange Units held by Brookfield Asset Management Inc.	Retained earnings Limited Partners	Retained earnings Redemption-Exchange Units held by Brookfield Asset Management Inc.	Retained earnings Special Limited Partners	Ownership change Limited Partners	Ownership change Redemption-Exchange Units held by Brookfield Asset Management Inc.	Accumulated other comprehensive income (loss) Limited Partners [1]	Accumulated other comprehensive income (loss) Redemption-Exchange Units held by Brookfield Asset Management Inc. [1]	Capital	Interest of others in operating subsidiaries
Beginning balance at Dec. 31, 2017		$ 6,064	$ 1,585	$ 1,438	$ 1,766	$ 1,674	$ (69)	$ (71)	$ 0	$ 0	$ 0	$ (112)	$ (165)	$ 15	$ 3,026
Net income (loss)		524	5	4			5	4	184						331
Other comprehensive income (loss)		(195)	(31)	(30)								(31)	(30)		(134)
Comprehensive income (loss)		329	(26)	(26)			5	4	184			(31)	(30)		197
Contributions		6													6
Distributions	[2]	(1,858)	(8)	(8)			(8)	(8)	(184)						(1,658)
Ownership change		506	58	57			(25)	(24)		83	81				391
Acquisition of interest	[3]	173													173
Ending balance at Jun. 30, 2018		4,955	1,477	1,333	1,766	1,674	(229)	(227)	0	83	81	(143)	(195)	15	2,130
Beginning balance at Dec. 31, 2018		6,494	1,548	1,400	1,766	1,674	(237)	(234)	0	205	195	(186)	(235)	15	3,531
Net income (loss)		165	87	82			87	82	0						(4)
Other comprehensive income (loss)		14	1	1								1	1		12
Comprehensive income (loss)		179	88	83			87	82	0			1	1		8
Contributions		121													121
Distributions		(799)	(8)	(8)			(8)	(8)	0						(783)
Unit repurchases	[2]	(3)	(3)		(3)
Ownership change	[4]	2	(6)	(4)			0	0		(6)	(4)				12
Acquisition of interest	[3]	2,515													2,515
Unit Issuance	[2]	781	531	250	531	250
Ending balance at Jun. 30, 2019		$ 9,290	$ 2,150	$ 1,721	$ 2,294	$ 1,924	$ (158)	$ (160)	$ 0	$ 199	$ 191	$ (185)	$ (234)	$ 15	$ 5,404

[1]	See Note 20 for additional information.
[2]	See Note 19 for additional information on distributions as it relates to the Special Limited Partners and for additional information on unit issuances and repurchases.
[3]	See Note 3 for additional information.
[4]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.